United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: Six months ended 2025-05-31

Item 1.	Reports to Stockholders

Federated Hermes Capital Income Fund

Class A Shares | CAPAX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$44	0.88%

Key Fund Statistics

  Net Assets$647,966,334
  Number of Investments275
  Portfolio Turnover14%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Domestic Equity Securities 42.1%
Domestic Fixed-Income Securities 24.7%
U.S. Government Agency Mortgage-Backed Securities 12.1%
Foreign Governments/Agencies 7.6%
Foreign Fixed Income Securities 4.8%
Bank Loan Core Fund 3.4%
Collaterized Mortgage Obligations 2.2%
International Equity Securities 1.8%
Cash Equivalents 1.1%
Commerical Mortgage-Backed Securities 0.6%

Value	Value
Commerical Mortgage-Backed Securities	0.6%
Cash Equivalents	1.1%
International Equity Securities	1.8%
Collaterized Mortgage Obligations	2.2%
Bank Loan Core Fund	3.4%
Foreign Fixed Income Securities	4.8%
Foreign Governments/Agencies	7.6%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Domestic Fixed-Income Securities	24.7%
Domestic Equity Securities	42.1%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.3%
Real Estate	3.9%
Energy	4.2%
Consumer Staples	5.3%
Utilities	5.8%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.4%
Industrials	9.9%
Information Technology	20.5%
Financials	21.0%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C878

8092606-A (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class C Shares | CAPCX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$85	1.72%

Key Fund Statistics

  Net Assets$647,966,334
  Number of Investments275
  Portfolio Turnover14%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.6%
Cash Equivalents	1.1%
International Equity Securities	1.8%
Collaterized Mortgage Obligations	2.2%
Bank Loan Core Fund	3.4%
Foreign Fixed Income Securities	4.8%
Foreign Governments/Agencies	7.6%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Domestic Fixed-Income Securities	24.7%
Domestic Equity Securities	42.1%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.3%
Real Estate	3.9%
Energy	4.2%
Consumer Staples	5.3%
Utilities	5.8%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.4%
Industrials	9.9%
Information Technology	20.5%
Financials	21.0%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C852

8092606-B (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class F Shares | CAPFX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$44	0.89%

Key Fund Statistics

  Net Assets$647,966,334
  Number of Investments275
  Portfolio Turnover14%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.6%
Cash Equivalents	1.1%
International Equity Securities	1.8%
Collaterized Mortgage Obligations	2.2%
Bank Loan Core Fund	3.4%
Foreign Fixed Income Securities	4.8%
Foreign Governments/Agencies	7.6%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Domestic Fixed-Income Securities	24.7%
Domestic Equity Securities	42.1%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.3%
Real Estate	3.9%
Energy	4.2%
Consumer Staples	5.3%
Utilities	5.8%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.4%
Industrials	9.9%
Information Technology	20.5%
Financials	21.0%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C845

8092606-C (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class R Shares | CAPRX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48	0.97%

Key Fund Statistics

  Net Assets$647,966,334
  Number of Investments275
  Portfolio Turnover14%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.6%
Cash Equivalents	1.1%
International Equity Securities	1.8%
Collaterized Mortgage Obligations	2.2%
Bank Loan Core Fund	3.4%
Foreign Fixed Income Securities	4.8%
Foreign Governments/Agencies	7.6%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Domestic Fixed-Income Securities	24.7%
Domestic Equity Securities	42.1%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.3%
Real Estate	3.9%
Energy	4.2%
Consumer Staples	5.3%
Utilities	5.8%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.4%
Industrials	9.9%
Information Technology	20.5%
Financials	21.0%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C613

8092606-D (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Institutional Shares | CAPSX

Semi-Annual Shareholder Report - May 31, 2025

A Portfolio of Federated Hermes Income Securities Trust

This semi-annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.63%

Key Fund Statistics

  Net Assets$647,966,334
  Number of Investments275
  Portfolio Turnover14%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Commerical Mortgage-Backed Securities	0.6%
Cash Equivalents	1.1%
International Equity Securities	1.8%
Collaterized Mortgage Obligations	2.2%
Bank Loan Core Fund	3.4%
Foreign Fixed Income Securities	4.8%
Foreign Governments/Agencies	7.6%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Domestic Fixed-Income Securities	24.7%
Domestic Equity Securities	42.1%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Materials	3.3%
Real Estate	3.9%
Energy	4.2%
Consumer Staples	5.3%
Utilities	5.8%
Consumer Discretionary	8.2%
Communication Services	8.5%
Health Care	9.4%
Industrials	9.9%
Information Technology	20.5%
Financials	21.0%

Semi-Annual Shareholder Report

Federated Hermes Capital Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C621

8092606-E (07/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | CAPAX	C | CAPCX	F | CAPFX	R | CAPRX	Institutional | CAPSX

Federated Hermes Capital Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—38.4%
		Communication Services—2.3%
15,190		Alphabet, Inc., Class A	$ 2,608,731
175,977		AT&T, Inc.	4,892,161
32,666		Deutsche Telekom AG, Class REG	1,236,359
9,748		Meta Platforms, Inc.	6,311,732
		TOTAL	15,048,983
		Consumer Discretionary—2.6%
14,512	[1]	Amazon.com, Inc.	2,975,105
42,172		General Motors Co.	2,092,153
50,625	[1]	HBX Group International PLC	569,345
2,001		Home Depot, Inc.	736,948
20,305		Nike, Inc., Class B	1,230,280
115,427	[1]	PENN Entertainment, Inc.	1,711,783
172,628		The Wendy’s Co.	1,967,959
6,254	[1]	Ulta Beauty, Inc.	2,948,511
30,959		Whirlpool Corp.	2,417,588
		TOTAL	16,649,672
		Consumer Staples—2.3%
2,976		Costco Wholesale Corp.	3,095,576
147,144		JBS S.A.	1,032,156
16,054		Procter & Gamble Co.	2,727,414
7,500		Smithfield Foods, Inc.	175,350
54,101		The Coca-Cola Co.	3,900,682
41,952		WalMart, Inc.	4,141,501
		TOTAL	15,072,679
		Energy—1.9%
22,812		Chevron Corp.	3,118,401
23,323		ConocoPhillips	1,990,618
35,780		Exxon Mobil Corp.	3,660,294
14,046	[1]	Infinity Natural Resources, Inc.	234,287
14,123		TotalEnergies SE	830,053
9,973		Valero Energy Corp.	1,286,218
15,137		Williams Cos., Inc.	915,940
		TOTAL	12,035,811
		Financials—7.8%
8,151		Allstate Corp.	1,710,650
10,899		American Express Co.	3,204,851
19,665	[1]	American Integrity Insurance Group, Inc.	325,849
30,023		American International Group, Inc.	2,541,147
7,500	[1]	Aspen Insurance Holdings Ltd.	257,250
10,437		Assurant, Inc.	2,118,502
81,661		Bank of America Corp.	3,603,700
2,180		BlackRock, Inc.	2,136,160
6,158		Capital One Financial Co.	1,164,786
16,295		Charles Schwab Corp.	1,439,500
69,279		Citizens Financial Group, Inc.	2,795,408
13,235		Intercontinental Exchange, Inc.	2,379,653
33,795		JPMorgan Chase & Co.	8,921,880
12,177		KKR & Co., Inc., Class COMMON	1,479,018
9,017		Progressive Corp., OH	2,569,214
5,089		S&P Global, Inc.	2,609,945
9,309		UMB Financial Corp.	959,944
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
12,288		Visa, Inc., Class A	$ 4,487,455
41,947		Wells Fargo & Co.	3,136,797
8,754		Willis Towers Watson PLC	2,771,079
3,835	[1]	Yuanbao, Inc., ADR	57,908
		TOTAL	50,670,696
		Health Care—4.1%
6,394		Abbott Laboratories	854,110
8,981		AbbVie, Inc.	1,671,454
20,372		AstraZeneca PLC	2,961,455
11,269		Becton Dickinson & Co.	1,944,917
13,933	[1]	Boston Scientific Corp.	1,466,587
3,225		Danaher Corp.	612,427
71,090	[1]	Elanco Animal Health, Inc.	955,450
4,322		Eli Lilly & Co.	3,188,210
8,987		Johnson & Johnson	1,394,872
2,690		McKesson Corp.	1,935,482
35,461		Medtronic PLC	2,942,554
93,857		Pfizer, Inc.	2,204,701
9,084		Sanofi	897,543
4,602		Thermo Fisher Scientific, Inc.	1,853,778
5,708		UnitedHealth Group, Inc.	1,723,302
		TOTAL	26,606,842
		Industrials—4.1%
11,584	[1]	Builders Firstsource, Inc.	1,247,365
26,405		Delta Air Lines, Inc.	1,277,738
5,006		Dover Corp.	889,816
7,143		Eaton Corp. PLC	2,287,189
52,800	[1]	Ferrari NV	513,911
8,215		GE Aerospace	2,020,151
5,186		GE Vernova, Inc.	2,452,874
9,415		J. B. Hunt Transportation Services, Inc.	1,307,273
25,015		Knight-Swift Transportation Holdings, Inc.	1,108,665
3,643		Northrop Grumman Corp.	1,766,017
5,819		Parker-Hannifin Corp.	3,867,889
15,166	[1]	Pfisterer Holding SE	576,878
15,349		RTX Corp.	2,094,832
7,797	[1]	Siemens Energy AG	757,736
15,125		Stanley Black & Decker, Inc.	989,629
12,920		Waste Management, Inc.	3,113,332
		TOTAL	26,271,295
		Information Technology—8.6%
3,079	[1]	Adobe, Inc.	1,278,062
10,513	[1]	Advanced Micro Devices, Inc.	1,164,104
46,519		Apple, Inc.	9,343,341
6,752		Applied Materials, Inc.	1,058,376
13,813	[1]	Arista Networks, Inc.	1,196,758
33,726		Broadcom, Inc.	8,164,053
21,469		Dell Technologies, Inc.	2,388,856
7,260		IBM Corp.	1,880,776
19,499	[1]	Innoscripta SE	2,435,416
11,563		Microchip Technology, Inc.	671,116
22,136		Micron Technology, Inc.	2,090,967
23,852		Microsoft Corp.	10,980,507
3,865		Motorola Solutions, Inc.	1,605,444
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
44,960		NVIDIA Corp.	$ 6,075,445
71,757	[1]	Qualco Group S.A.	483,970
9,398		Salesforce, Inc.	2,493,947
17,274		TD SYNNEX Corp.	2,096,027
		TOTAL	55,407,165
		Materials—1.3%
37,732		Freeport-McMoRan, Inc.	1,451,927
6,794		Linde PLC	3,176,739
13,322		LyondellBasell Industries N.V.	752,560
56,932	[1]	MP Materials Corp.	1,240,548
6,607		Vulcan Materials Co.	1,751,317
		TOTAL	8,373,091
		Real Estate—1.7%
11,022		American Tower Corp.	2,365,872
31,868		Brixmor Property Group, Inc.	809,766
2,762		Equinix, Inc.	2,454,921
24,067		NNN REIT, Inc.	1,005,038
16,033		ProLogis, Inc.	1,741,184
105,975		RLJ Lodging Trust	773,617
6,793		Simon Property Group, Inc.	1,107,734
6,397		Sun Communities, Inc.	789,646
		TOTAL	11,047,778
		Utilities—1.7%
146,667		CenterPoint Energy, Inc.	5,461,879
80,148		PPL Corp.	2,785,143
33,803		Southern Co.	3,042,270
		TOTAL	11,289,292
		TOTAL COMMON STOCKS (IDENTIFIED COST $200,386,436)	248,473,304
		U.S. TREASURIES—9.4%
		U.S. Treasury Bond—2.8%
$19,100,000		United States Treasury Bond, 4.500%, 11/15/2054	17,814,014
		U.S. Treasury Note—6.6%
19,400,000		United States Treasury Note, 4.125%, 2/28/2027	19,455,257
15,300,000		United States Treasury Note, 4.250%, 11/15/2034	15,147,034
8,300,000		United States Treasury Note, 4.500%, 5/31/2029	8,475,579
		TOTAL	43,077,870
		TOTAL U.S. TREASURIES (IDENTIFIED COST $61,532,107)	60,891,884
		PREFERRED STOCKS—5.5%
		Communication Services—1.4%
53,064		Google, Issued by JP Morgan Chase & Co., ELN, 4.650%, 10/8/25	9,035,738
		Consumer Discretionary—1.0%
32,755		Amazon, Issued by JP Morgan Chase & Co., ELN, 3.000%, 6/17/25	6,729,842
		Financials—1.4%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	4,198,800
60,000		Ares Management Corp., Conv. Pfd., 6.750%	3,172,200
31,200		KKR & Co., Inc., Conv. Pfd., Series D, 6.250%	1,549,080
		TOTAL	8,920,080
		Industrials—0.3%
28,000		Boeing Co., Conv. Pfd., 6.000%	1,884,960
		Information Technology—0.5%
58,591		Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	3,019,194
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Materials—0.1%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	$ 1,073,370
	Utilities—0.8%
129,000	NextEra Energy, Inc., Conv. Pfd., 6.926%	5,136,780
	PREFERRED STOCKS (IDENTIFIED COST $35,876,215)	35,799,964
	CORPORATE BONDS—2.1%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	73,005
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	22,401
	TOTAL	95,406
	Capital Goods - Aerospace & Defense—0.1%
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	69,945
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	19,907
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,033
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	53,365
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	48,703
	TOTAL	223,953
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	38,088
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,152
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	14,455
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	21,882
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	79,004
	TOTAL	130,493
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	101,669
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	91,994
	TOTAL	193,663
	Communications - Cable & Satellite—0.1%
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	73,257
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	70,340
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	196,696
	TOTAL	340,293
	Communications - Media & Entertainment—0.0%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	35,032
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	23,917
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	35,989
	TOTAL	94,938
	Communications - Telecom Wireless—0.1%
50,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	43,436
60,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	52,163
120,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	113,614
85,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	78,078
	TOTAL	287,291
	Communications - Telecom Wirelines—0.1%
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	163,105
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	125,275
60,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	41,971
	TOTAL	330,351
	Consumer Cyclical - Automotive—0.0%
50,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	50,200
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$ 50,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	$ 41,608
	TOTAL	91,808
	Consumer Cyclical - Retailers—0.1%
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	126,002
110,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	104,601
	TOTAL	230,603
	Consumer Cyclical - Services—0.0%
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	73,985
	Consumer Non-Cyclical - Food/Beverage—0.1%
132,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	119,075
100,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	100,259
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	138,487
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	79,001
75,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	74,747
40,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	38,833
80,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	71,411
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	80,178
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	127,445
	TOTAL	829,436
	Consumer Non-Cyclical - Health Care—0.0%
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	73,929
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	47,195
	TOTAL	121,124
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
185,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	175,542
35,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	35,334
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	180,988
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	51,483
175,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	142,449
	TOTAL	585,796
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	55,812
	Consumer Non-Cyclical - Tobacco—0.1%
105,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	109,983
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	149,334
	TOTAL	259,317
	Energy - Independent—0.0%
45,000	APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	40,646
55,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	53,850
	TOTAL	94,496
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,645
	Energy - Midstream—0.1%
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,135
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	119,919
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	101,007
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,437
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	122,813
	TOTAL	401,311
	Financial Institution - Banking—0.5%
210,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	189,543
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	70,756
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	100,828
130,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	120,476
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	$ 148,860
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	93,317
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	124,725
250,000	Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,350
110,000	FNB Corp. (PA), 5.722%, 12/11/2030	108,860
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	69,947
170,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	166,916
60,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	61,769
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	248,533
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	125,803
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,490
210,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	207,286
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	70,457
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	131,221
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,173
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	40,253
225,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	229,725
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	106,470
40,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	40,281
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	81,639
65,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	65,873
100,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	92,453
55,000	U.S. Bancorp, 5.100%, 7/23/2030	55,698
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	196,004
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	92,310
	TOTAL	3,447,016
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	41,557
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	148,248
	Financial Institution - Insurance - Life—0.0%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	161,152
	Financial Institution - Insurance - P&C—0.1%
50,000	Aon North America, Inc., 5.750%, 3/1/2054	47,792
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	95,953
55,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	55,261
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	320,352
	TOTAL	519,358
	Financial Institution - REIT - Apartment—0.0%
80,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	78,516
	Financial Institution - REIT - Healthcare—0.0%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	99,488
85,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	76,723
	TOTAL	176,211
	Financial Institution - REIT - Office—0.0%
105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	81,801
	Financial Institution - REIT - Other—0.0%
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	98,793
	Financial Institution - REIT - Retail—0.0%
100,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	99,471
	Technology—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	27,214
45,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	43,891
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	86,541
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 75,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	$ 76,189
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,069
100,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	95,364
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	51,373
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	48,703
45,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	48,640
75,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	72,797
50,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	52,215
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	35,166
55,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	53,477
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,909
	TOTAL	725,548
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	1,993,492
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	59,423
	Transportation - Services—0.0%
50,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	50,214
	Utility - Electric—0.2%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	81,930
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	66,866
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	131,591
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	130,130
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	101,229
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	40,512
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	218,137
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	22,342
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	67,222
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	99,491
75,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	59,978
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	173,703
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	41,580
	TOTAL	1,234,711
	TOTAL CORPORATE BONDS (IDENTIFIED COST $14,143,160)	13,443,320
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Commercial Mortgage—0.4%
875,000	Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	863,955
1,225,000	Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,207,711
285,000	Bank 2022-BNK40, Class A4, 3.390%, 3/15/2064	257,600
400,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	389,762
	TOTAL	2,719,028
	Federal Home Loan Mortgage Corporation—0.2%
939,485	Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	928,105
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,801,662)	3,647,133
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
	Federal Home Loan Mortgage Corporation—0.2%
858,684	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	803,140
600,000	Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	531,604
	TOTAL	1,334,744
	Non-Agency Mortgage-Backed Securities—0.2%
1,634,920	GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,301,038
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,006,068)	2,635,782
Semi-Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		ASSET-BACKED SECURITY—0.1%
		Financial Services—0.1%
$ 725,296		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $719,045)	$ 716,265
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	18,368
		INVESTMENT COMPANIES—43.1%
2,571,173		Bank Loan Core Fund	22,086,373
9,607,130		Emerging Markets Core Fund	83,197,748
578,112		Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[2]	578,112
15,875,412		High Yield Bond Core Fund	89,378,567
10,261,298		Mortgage Core Fund	84,245,259
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $335,575,557)	279,486,059
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $655,040,250)[3]	645,112,079
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	2,854,255
		NET ASSETS—100%	$647,966,334
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	90	$18,669,375	September 2025	$8,271
United States Treasury Notes 5-Year Long Futures	455	$49,225,312	September 2025	$141,051
United States Treasury Notes 10-Year Long Futures	24	$2,658,000	September 2025	$11,876
United States Treasury Notes 10-Year Ultra Long Futures	25	$2,813,672	September 2025	$14,817
Short Futures:
United States Treasury Ultra Bond Short Futures	228	$26,462,250	September 2025	$(468,982)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(292,967)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2025	Shares Held as of 5/31/2025	Dividend Income
Bank Loan Core Fund	$15,628,159	$6,762,916	$—	$(304,702)	$—	$22,086,373	2,571,173	$762,915
Emerging Markets Core Fund	$97,226,756	$—	$(12,000,000)	$(2,992,050)	$963,042	$83,197,748	9,607,130	$3,782,966
Federated Hermes Government Obligations Fund, Premier Shares	$522,971	$46,181,305	$(46,126,164)	$—	$—	$578,112	578,112	$73,159
High Yield Bond Core Fund	$79,638,461	$10,000,000	$—	$(259,894)	$—	$89,378,567	15,875,412	$2,664,824
Mortgage Core Fund	$100,545,493	$6,100,000	$(20,732,500)	$1,224,832	$(2,892,566)	$84,245,259	10,261,298	$2,358,829
TOTAL OF AFFILIATED TRANSACTIONS	$293,561,840	$69,044,221	$(78,858,664)	$(2,331,814)	$(1,929,524)	$279,486,059	38,893,125	$9,642,693

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $655,128,509.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$236,895,480	$—	$—	$236,895,480
International	3,811,422	7,766,402	—	11,577,824
Preferred Stocks
Domestic	20,034,384	15,765,580	—	35,799,964
Debt Securities:
U.S. Treasuries	—	60,891,884	—	60,891,884
Corporate Bonds	—	13,443,320	—	13,443,320
Commercial Mortgage-Backed Securities	—	3,647,133	—	3,647,133
Collateralized Mortgage Obligations	—	2,635,782	—	2,635,782
Asset-Backed Security	—	716,265	—	716,265
Warrant	—	18,368	—	18,368
Investment Companies	279,486,059	—	—	279,486,059
TOTAL SECURITIES	$540,227,345	$104,884,734	$—	$645,112,079
Other Financial Instruments:[1]
Assets	$176,015	$—	$—	$176,015
Liabilities	(468,982)	—	—	(468,982)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(292,967)	$—	$—	$(292,967)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.89	$7.87	$7.81	$8.82	$8.31	$7.94
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.28	0.28	0.28	0.30	0.28
Net realized and unrealized gain (loss)	(0.23)	1.02	0.05	(1.01)	0.52	0.38
Total From Investment Operations	(0.07)	1.30	0.33	(0.73)	0.82	0.66
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.27)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Period	$8.67	$8.89	$7.87	$7.81	$8.82	$8.31
Total Return[2]	(0.76)%	16.73%	4.39%	(8.33)%	9.89%	8.57%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	3.79%[4]	3.34%	3.64%	3.42%	3.39%	3.58%
Expense waiver/reimbursement[5]	0.22%[4]	0.21%	0.21%	0.20%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$427,406	$455,456	$440,159	$454,119	$481,531	$426,630
Portfolio turnover[6]	14%	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.90	$7.87	$7.81	$8.83	$8.31	$7.95
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.21	0.22	0.20	0.23	0.22
Net realized and unrealized gain (loss)	(0.23)	1.03	0.05	(1.01)	0.52	0.36
Total From Investment Operations	(0.10)	1.24	0.27	(0.81)	0.75	0.58
Less Distributions:
Distributions from net investment income	(0.12)	(0.21)	(0.21)	(0.21)	(0.23)	(0.22)
Net Asset Value, End of Period	$8.68	$8.90	$7.87	$7.81	$8.83	$8.31
Total Return[2]	(1.17)%	15.90%	3.52%	(9.21)%	9.11%	7.53%
Ratios to Average Net Assets:
Net expenses[3]	1.72%[4]	1.70%	1.70%	1.71%	1.71%	1.71%
Net investment income	2.96%[4]	2.53%	2.81%	2.44%	2.58%	2.77%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.13%	0.12%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,519	$24,258	$35,618	$82,112	$189,314	$252,421
Portfolio turnover[6]	14%	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.88	$7.86	$7.80	$8.81	$8.30	$7.94
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.28	0.28	0.28	0.30	0.28
Net realized and unrealized gain (loss)	(0.23)	1.02	0.05	(1.01)	0.52	0.36
Total From Investment Operations	(0.07)	1.30	0.33	(0.73)	0.82	0.64
Less Distributions:
Distributions from net investment income	(0.15)	(0.28)	(0.27)	(0.28)	(0.31)	(0.28)
Net Asset Value, End of Period	$8.66	$8.88	$7.86	$7.80	$8.81	$8.30
Total Return[2]	(0.77)%	16.74%	4.39%	(8.35)%	9.89%	8.44%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.78%[4]	3.33%	3.63%	3.38%	3.38%	3.57%
Expense waiver/reimbursement[5]	0.20%[4]	0.19%	0.20%	0.18%	0.17%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$74,639	$81,116	$81,001	$91,759	$116,303	$121,891
Portfolio turnover[6]	14%	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.90	$7.88	$7.82	$8.84	$8.32	$7.95
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.28	0.28	0.27	0.29	0.27
Net realized and unrealized gain (loss)	(0.22)	1.01	0.04	(1.02)	0.53	0.37
Total From Investment Operations	(0.06)	1.29	0.32	(0.75)	0.82	0.64
Less Distributions:
Distributions from net investment income	(0.15)	(0.27)	(0.26)	(0.27)	(0.30)	(0.27)
Net Asset Value, End of Period	$8.69	$8.90	$7.88	$7.82	$8.84	$8.32
Total Return[2]	(0.69)%	16.64%	4.29%	(8.51)%	9.87%	8.37%
Ratios to Average Net Assets:
Net expenses[3]	0.97%[4]	0.94%	0.98%	0.98%	1.01%	1.03%
Net investment income	3.70%[4]	3.28%	3.56%	3.36%	3.26%	3.45%
Expense waiver/reimbursement[5]	0.39%[4]	0.39%	0.38%	0.37%	0.36%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,509	$1,546	$1,173	$1,160	$1,088	$1,066
Portfolio turnover[6]	14%	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.90	$7.87	$7.82	$8.83	$8.32	$7.95
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.30	0.30	0.30	0.32	0.30
Net realized and unrealized gain (loss)	(0.23)	1.03	0.04	(1.01)	0.52	0.37
Total From Investment Operations	(0.06)	1.33	0.34	(0.71)	0.84	0.67
Less Distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.29)	(0.30)	(0.33)	(0.30)
Net Asset Value, End of Period	$8.68	$8.90	$7.87	$7.82	$8.83	$8.32
Total Return[2]	(0.64)%	17.15%	4.52%	(8.09)%	10.15%	8.84%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	4.04%[4]	3.59%	3.89%	3.63%	3.62%	3.84%
Expense waiver/reimbursement[5]	0.22%[4]	0.21%	0.21%	0.21%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,892	$132,104	$125,841	$145,677	$184,251	$148,479
Portfolio turnover[6]	14%	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $279,486,059 of investments in affiliated holdings* (identified cost $655,040,250, including $335,575,557 of identified cost in affiliated holdings)	$645,112,079
Cash	118,113
Cash denominated in foreign currencies (identified cost $141)	143
Due from broker (Note 2)	1,447,637
Income receivable	2,296,658
Income receivable from affiliated holdings	465,473
Receivable for shares sold	161,955
Total Assets	649,602,058
Liabilities:
Payable for investments purchased	134,319
Payable for shares redeemed	457,565
Payable for variation margin on futures contracts	745,611
Payable for investment adviser fee (Note 5)	16,128
Payable for administrative fee (Note 5)	2,744
Payable for transfer agent fees (Note 2)	64,791
Payable for distribution services fee (Note 5)	12,754
Payable for other service fees (Notes 2 and 5)	121,246
Accrued expenses (Note 5)	80,566
Total Liabilities	1,635,724
Net assets for 74,712,908 shares outstanding	$647,966,334
Net Assets Consist of:
Paid-in capital	$826,233,977
Total distributable earnings (loss)	(178,267,643)
Net Assets	$647,966,334
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($427,406,238 ÷ 49,285,998 shares outstanding), no par value, unlimited shares authorized	$8.67
Offering price per share (100/94.50 of $8.67)	$9.17
Redemption proceeds per share	$8.67
Class C Shares:
Net asset value per share ($19,519,153 ÷ 2,248,986 shares outstanding), no par value, unlimited shares authorized	$8.68
Offering price per share	$8.68
Redemption proceeds per share (99.00/100 of $8.68)	$8.59
Class F Shares:
Net asset value per share ($74,639,051 ÷ 8,618,273 shares outstanding), no par value, unlimited shares authorized	$8.66
Offering price per share (100/99.00 of $8.66)	$8.75
Redemption proceeds per share (99.00/100 of $8.66)	$8.57
Class R Shares:
Net asset value per share ($1,509,464 ÷ 173,741 shares outstanding), no par value, unlimited shares authorized	$8.69
Offering price per share	$8.69
Redemption proceeds per share	$8.69
Institutional Shares:
Net asset value per share ($124,892,428 ÷ 14,385,910 shares outstanding), no par value, unlimited shares authorized	$8.68
Offering price per share	$8.68
Redemption proceeds per share	$8.68

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Dividends (including $9,642,693 received from affiliated holdings* and net of foreign taxes withheld of $403,214)	$13,491,685
Interest	1,978,228
TOTAL INCOME	15,469,913
Expenses:
Investment adviser fee (Note 5)	1,985,413
Administrative fee (Note 5)	259,225
Custodian fees	17,666
Transfer agent fees (Note 2)	344,759
Directors’/Trustees’ fees (Note 5)	2,147
Auditing fees	20,954
Legal fees	6,521
Portfolio accounting fees	87,740
Distribution services fee (Note 5)	84,098
Other service fees (Notes 2 and 5)	665,431
Share registration costs	40,635
Printing and postage	47,116
Miscellaneous (Note 5)	16,643
TOTAL EXPENSES	3,578,348
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(465,049)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(250,251)
TOTAL WAIVERS AND REIMBURSEMENTS	(715,300)
Net expenses	2,863,048
Net investment income	12,606,865
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(1,929,524) on sales of investments in affiliated holdings*)	732,559
Net realized loss on foreign currency transactions	(33,756)
Net realized gain on futures contracts	1,704,766
Net realized gain on written options	154,240
Net realized loss on swap contracts	(433,749)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(2,331,814) on investments in affiliated holdings*)	(21,076,845)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	13,027
Net change in unrealized depreciation of futures contracts	296,221
Net change in unrealized depreciation of swap contracts	613,236
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, written options and swap contracts	(18,030,301)
Change in net assets resulting from operations	$(5,423,436)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,606,865	$23,134,164
Net realized gain (loss)	2,124,060	18,536,944
Net change in unrealized appreciation/depreciation	(20,154,361)	65,594,907
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,423,436)	107,266,015
Distributions to Shareholders:
Class A Shares	(7,589,467)	(14,817,016)
Class C Shares	(281,426)	(703,118)
Class F Shares	(1,328,899)	(2,672,178)
Class R Shares	(25,876)	(44,929)
Institutional Shares	(2,375,244)	(4,536,972)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,600,912)	(22,774,213)
Share Transactions:
Proceeds from sale of shares	21,727,168	43,321,452
Net asset value of shares issued to shareholders in payment of distributions declared	10,947,700	21,488,667
Cost of shares redeemed	(62,163,936)	(138,613,181)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(29,489,068)	(73,803,062)
Change in net assets	(46,513,416)	10,688,740
Net Assets:
Beginning of period	694,479,750	683,791,010
End of period	$647,966,334	$694,479,750
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $715,300 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended May 31, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$226,206	$(171,986)
Class C Shares	11,294	—
Class F Shares	37,903	(23,669)
Class R Shares	857	—
Institutional Shares	68,499	(52,695)
TOTAL	$344,759	$(248,350)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$544,044
Class C Shares	26,765
Class F Shares	94,622
TOTAL	$665,431
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage security, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2025, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $5,196,429. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Futures Contracts
The Fund purchases and sells financial futures contracts to manage country, duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $82,151,643 and $27,542,975, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2025, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage security, yield curve, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2025, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $66,295. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put options held by the Fund throughout the period was $25,804. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$292,967*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Written Options Contracts	Total
Interest rate contracts	$—	$1,704,766	$—	$1,704,766
Equity contracts	—	—	154,240	154,240
Credit contracts	(433,749)	—	—	(433,749)
TOTAL	$(433,749)	$1,704,766	$154,240	$1,425,257

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$296,221	$296,221
Credit contracts	613,236	—	613,236
TOTAL	$613,236	$296,221	$909,457
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,460,854	$12,737,680	3,006,170	$25,096,109
Shares issued to shareholders in payment of distributions declared	832,229	7,226,947	1,675,402	14,130,943
Shares redeemed	(4,245,154)	(36,826,844)	(9,406,021)	(78,979,343)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,952,071)	$(16,862,217)	(4,724,449)	$(39,752,291)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	103,654	$902,317	350,105	$2,926,330
Shares issued to shareholders in payment of distributions declared	30,976	269,300	80,391	676,067
Shares redeemed	(612,576)	(5,329,375)	(2,228,923)	(18,555,061)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(477,946)	$(4,157,758)	(1,798,427)	$(14,952,664)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	79,234	$681,989	89,062	$745,742
Shares issued to shareholders in payment of distributions declared	145,132	1,258,440	300,596	2,531,602
Shares redeemed	(743,328)	(6,435,344)	(1,563,901)	(13,127,467)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(518,962)	$(4,494,915)	(1,174,243)	$(9,850,123)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	13,722	$120,581	39,908	$335,751
Shares issued to shareholders in payment of distributions declared	1,395	12,140	2,612	22,140
Shares redeemed	(14,978)	(130,344)	(17,770)	(152,591)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	139	$2,377	24,750	$205,300
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	835,434	$7,284,601	1,695,195	$14,217,520
Shares issued to shareholders in payment of distributions declared	250,902	2,180,873	488,731	4,127,915
Shares redeemed	(1,545,945)	(13,442,029)	(3,321,458)	(27,798,719)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(459,609)	$(3,976,555)	(1,137,532)	$(9,453,284)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,408,449)	$(29,489,068)	(8,809,901)	$(73,803,062)
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $655,128,509. The net unrealized depreciation of investments for federal tax purposes was $10,309,397. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $68,392,917 and unrealized depreciation from investments for those securities having an excess of cost over value of $78,702,314. The amounts presented are inclusive of derivative contracts.
As of November 30, 2024, the Fund had a capital loss carryforward of $183,687,065 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$180,574,012	$3,113,053	$183,687,065
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $463,844 of its fee and voluntarily reimbursed $248,350 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2025, the Adviser reimbursed $1,205.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2025, the Sub-Adviser earned a fee of $445,663.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$80,296	$—
Class R Shares	3,802	(1,901)
TOTAL	$84,098	$(1,901)
For the six months ended May 31, 2025, Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2025, FSC retained $4,202 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2025, FSC retained $11,383 in sales charges from the sale of Class A Shares. FSC also retained $3,181, $2,296 and $1,592 of CDSC relating to redemptions of Class A Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2025, FSSC received $12,197 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$69,863,563
Sales	$95,645,249
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the six months ended May 31, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the six months ended May 31, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Capital Income Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Capital Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
8092606 (7/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Capital Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Capital Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025